Fees Summary	Jan. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,034,000
Previously Paid Amount	0.00
Total Fee Amount	971.40
Total Offset Amount	0.00
Net Fee	971.40
Narrative - Max Aggregate Offering Price	$ 7,034,000
Final Prospectus	true